Intangible Assets, Net and Goodwill - Net carrying amount of goodwill, indefinite-lived trademarks and concessions (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		$ 38,927,089
Impairment adjustments	$ (1,167,264)
Balance at end of the period	38,927,089	38,368,433	$ 38,927,089
Intangible Assets with Indefinite Useful Lives
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		28,557,851
Balance at end of the period	28,557,851	28,557,851	28,557,851
Intangible Assets with Indefinite Useful Lives | Goodwill
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		13,454,998	13,904,998
Impairment adjustments			(450,000)
Balance at end of the period	13,454,998	13,454,998	13,454,998
Intangible Assets with Indefinite Useful Lives | Indefinite-lived trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		32,828	32,828
Balance at end of the period	32,828	32,828	32,828
Intangible Assets with Indefinite Useful Lives | Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		15,070,025	15,166,067
Acquisitions			21,564
Impairment adjustments			(117,606)
Balance at end of the period	15,070,025	15,070,025	15,070,025
Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		32,828
Balance at end of the period	$ 32,828	$ 32,828	$ 32,828